05055249

PCX equities

Cert Pac

1-32534

VIA FACSIMILE AND U.S. MAIL
June 20, 2005

JUN 20 2005

Mr. Brian Johnson, Branch Chief
Branch of Filer Support 2, Mailstop 1-4
Securities and Exchange Commission
450 Fifth Street, N.W., Room #1004
Washington, D.C. 20549

PROCESSED
JUN 21 2005
THOMSON
FINANCIAL

Re: ZAP
Original Listing of Common Stock, no par value

Dear Mr. Johnson:

Please be advised that PCX Equities, Inc. ("PCXE") has received (on Feburary 25, 2005) an application from the above-referenced issuer and has approved the above-referenced security for listing on the Pacific Exchange, Inc. ("Exchange"). The Exchange requests acceleration of registration of the security under the Securities Exchange Act of 1934.

Please acknowledge receipt of this letter by stamping the enclosed copy with the date received and returning it in the post-paid self-addressed envelope.

If there are any questions, please call me at (312) 442-7832. Your assistance is greatly appreciated.

Sincerely,

Craig A. Gray
Manager, Equity Qualification

Enclosure

cc: Mr. Steven Kim, ZAP, 501 Fourth Street, Santa Rosa, California 95401

100 South Wacker Drive
Suite 1500
Chicago, IL 60606
Phone: (312) 442-7788
Fax: (312) 442-7778